UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  March 31, 2023

Item 1. Reports to Stockholders.

(a)

GREENSPRING INCOME
OPPORTUNITIES FUND

SEMI-ANNUAL REPORT

MARCH 31, 2023

This report is intended for shareholders of the
Greenspring Income Opportunities Fund and may not be
used as sales literature unless preceded or
accompanied by a current prospectus.

Greenspring Income Opportunities Fund (Unaudited)

Dear Fellow Shareholders,

The Semi-Annual Report for the Greenspring Income Opportunities Fund (“GRIOX” or the “Fund”) covers the period from September 30, 2022 through March 31, 2023.  During this time, GRIOX returned 5.55% while the Fund’s benchmark, the ICE BofA 1-3 Year Cash Pay US High Yield Index, returned 5.01%. As mentioned in our last quarterly letter, the high yield market rebounded in the fourth quarter of 2022, and then resumed a strong rally in January of 2023 before moderating somewhat through February and March. Collectively over this six-month period, gains in the Fund were broad-based with all sectors, ratings and maturity cohorts posting gains. The largest contribution to the Fund’s performance came from the Consumer Discretionary, Industrials, Materials and Healthcare sectors. Within those sectors, the Fund’s best performing industry groups were Metals & Mining, Healthcare Providers, and Distributors. Communication Services was the sector that generated the smallest gains for the Fund, with the Telecommunications Services subsector having a small loss. Outperformance across the Fund’s sectors also skewed slightly to the 3-5-year maturity range over the 1–3-year maturity range, and to the single B-rated spectrum of securities over the BB range. GRIOX ended the period with a duration-to-worst of 2.1 years, a duration to maturity of 2.3 years, and an SEC yield of 6.10%.

A key pillar to our investment strategy is identifying catalysts for a security’s possible early redemption, caused by issuers attempting to reduce interest expense, address looming maturities, or deal with bond covenants in certain of their securities. Several of the Fund’s top performing holdings during the period benefitted from becoming acquisition targets, including IAA Inc, Univar Solutions, Maxar Technologies and Altra Industrial Motion. In each case, the covenants governing these debt securities contained protective features to bondholders that required the companies to redeem the securities at a premium to par value upon closing the M&A transactions. The Fund also had 14 securities that were partially or fully redeemed early by their issuing companies, which also boosted performance and provided dry powder to deploy into new investment opportunities.

Greenspring Income Opportunities Fund
Performance for the
Periods Ended March 31, 2023
Quarter	2.26%
Year to Date	2.26%
1 Year	2.53%
Since inception on 12/15/21*	1.18%
Expense Ratio**	0.86%
30-Day SEC Yield (unsubsidized)	6.01%

*	annualized.
**
The net expense ratio is 0.86%, as stated in the Fund’s Prospectus dated January 31, 2023. The Fund’s investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) to 0.75% through December 15, 2024. Absent advisory fee reductions and expense reimbursements, the expense ratio (gross) would be 1.14% for the Fund’s current fiscal year. The net expense ratio is applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-366-3863 or by visiting www.greenspringfunds.com.

The Greenspring Income Opportunities Fund is designed to minimize volatility caused by economic and interest rate swings, and the last fifteen months have illustrated the benefits of the Fund’s strategy. Throughout 2022 and continuing into Q1 of 2023, as interest rates soared from historic lows to near fifteen-year highs, the performance of the Fund demonstrated the key defensive attributes of our

Greenspring Income Opportunities Fund (Unaudited)

Greenspring Income Opportunities Fund Top 10 Holdings		% of Net Assets as of 3/31/23
1.	Compass Minerals International, Inc.
	4.875% 7/15/24(a)	1.4%
2.	Avient Corp.
	5.750% 5/15/25(a)	1.3%
3.	Prime Security Services LLC
	5.250% 4/15/24(a)	1.3%
4.	Picasso Finance Sub, Inc.
	6.125% 6/15/25(a)	1.3%
5.	Arconic Corp.
	6.000% 5/15/25(a)	1.3%
6.	Gates Global LLC
	6.25% 1/15/26(a)	1.2%
7.	Stericycle, Inc.
	5.375% 7/15/24(a)	1.2%
8.	Aramark Services, Inc.
	6.375% 5/1/25(a)	1.1%
9.	Scientific Games International, Inc.
	8.625% 7/1/25(a)	1.1%
10.	Nexstar Escrow, Inc.
	5.625% 7/15/27(a)	1.1%

(a)	144A Securities available only to qualified institutional buyers, issued by a publicly-traded entity or parent.

Fund holdings and sector allocations do not reflect last day of month securities transactions and are subject to change at any time and should not be considered a recommendation to buy or sell any security.

investment strategy. Over this fifteen-month time period, most major fixed income indices declined significantly (including both the Bloomberg US Aggregate Index down 10% and the Bloomberg US Corporate High Yield Index down 8%), while GRIOX returned a positive 1.52%.

Market Commentary

The first quarter of 2023 brought renewed volatility to the fixed income markets as both Treasury yields and future interest rate expectations changed rapidly. After a relatively stable January, Treasury yields began to move significantly higher, with the two-year yield peaking at over 5% in early March. During the last few weeks of the quarter, however, markets reacted drastically to the turmoil in the banking sector, and growing fears of recession pushed future interest rate expectations lower. Treasury yields declined across the curve, with the most dramatic moves seen in the shorter (two-to-five year) end of the curve (see chart below). The Federal Reserve’s (“the Fed”) comments at the time of the March Federal Open Market Committee meeting were generally in-line with the market’s expectations, but the Fed’s “wait and see” approach to instances of stress in banking sector has resulted in increased uncertainty around the path of interest rates in the near term.

Greenspring Income Opportunities Fund (Unaudited)

US Treasury Yield Curve

Source: Bloomberg

Despite a relatively strong labor market, a mixed macroeconomic picture has many economists increasingly expecting a recession to develop in the coming months and investors are currently pricing in rate cuts from the Fed in the second half of 2023. However, if the near-term outlook for stability in the banking sector improves, the market may be underestimating the Fed’s resolve to combat inflation and we anticipate an interest rate environment that may be “higher for longer” than generally expected.

The increase in borrowing costs sharply reduced the issuance of high yield corporate bonds during 2022, but the new issue environment has stirred back to life so far in 2023. Borrowers are now resigned to the reality and sustainability of these higher interest rates and are also interested in de-risking their balance sheets in this increasingly uncertain macro environment. Throughout the quarter, a growing number of corporations issued bonds to either refinance soon-to-mature debt or raise new funds. We have benefitted from this development as GRIOX had several bonds redeemed prior to their maturity, resulting in higher returns than had we held the bonds until maturity. GRIOX has also participated in several new high yield issues, as companies have in some cases opted for shorter term issuances in this new rate environment.

We continue to see attractive opportunities across short-duration securities, and we have attempted to take advantage of market volatility by patiently waiting for opportunities to deploy capital at attractive spreads. As the high yield market came under pressure late in the first quarter due to banking sector fears, we were opportunistic in using dry powder to add positions to the Fund at significantly wider spreads.  Specifically, we purchased the bonds of several industrial and consumer discretionary companies we felt were protected from bank-specific issues. While fixed income markets are likely to remain volatile in the coming quarters, we believe our individualized approach

Greenspring Income Opportunities Fund

to security selection will continue to be of value, especially if the economy continues to slow down. Within such an environment, we seek to continue to provide attractive risk-adjusted returns through our fundamentally-driven security selection process, while subjecting the Fund to less volatility.

Respectfully,

Charles vK. Carlson, CFA
Portfolio Manager

Michael J. Pulcinella
Portfolio Manager

George A. Truppi, CFA
Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities are subject to credit, interest rate, call or prepayment, liquidity and extension risks.  Investments in debt securities that are rated below investment grade present a greater risk of loss to principal and interest than higher-rated securities.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index is a subset of ICE BofA U.S. Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The Bloomberg U.S. Aggregate Bond Index is a benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market and includes Treasuries, government-related and corporate securities, MBS, ABS, and CMBS. The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market.  Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+ or below.  Bonds from issuers with an emerging markets country of risk, based on Bloomberg EM country definition, are excluded. Index returns reflect the reinvestment of dividends and capital gains, if any, but do not reflect brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration. Duration to maturity (modified duration) is a formula that expresses the measurable change in the value of a security in response to a change in interest rates.  Modified duration follows the concept that interest rates and bond prices move in opposite directions.  This formula is used to determine the effect that a 100-basis-point (1%) change in interest rates will have on the price

Greenspring Income Opportunities Fund

of a bond.  Duration to worst is modified duration to the corresponding call date associated with yield to worst.  A 30-Day SEC yield reflects the dividends and interest earned by a mutual fund during the most recent 30-day period after deducting expenses. A yield curve is a line that plots yields (interest rates) of bonds having equal credit quality, but differing maturity dates. The slope of the yield curve gives an idea of future interest rate changes and economic activity.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary and statutory prospectuses contain this and other information about the Fund, and may be obtained by calling 1-800-366-3863 or visiting www.greenspringfunds.com. Please read the Fund’s Prospectus carefully before investing.

Distributed by Quasar Distributors, LLC

Greenspring Income Opportunities Fund

EXPENSE EXAMPLE For the Period Ended March 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the period from October 1, 2022 to March 31, 2023, for the Institutional Shares.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/1/2022(1)	3/31/2023	10/1/2022-3/31/2023
Actual
Institutional Shares	$1,000.00	$1,055.50	$4.36
Hypothetical
(5% return before expenses)
Institutional Shares	$1,000.00	$1,020.69	$4.28

(1)
Expenses are equal to the Institutional Shares’ annualized expense ratios of 0.85% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the prior 6 months of operation)

Greenspring Income Opportunities Fund

ALLOCATION OF PORTFOLIO ASSETS at March 31, 2023 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

	Par Value	Value
CORPORATE BONDS – 89.8%

COMMUNICATION SERVICES – 5.1%

Cable & Satellite – 2.1%
CCO Holdings LLC
5.500%, 05/01/26 (b)	$350,000	$340,819
5.125%, 05/01/27 (b)	554,000	524,217
Viasat, Inc.
5.625%, 09/15/25 (b)	1,128,000	1,070,506
Videotron Ltd.
5.375%, 06/15/24 (b)	618,000	615,001
		2,550,543
Media & Entertainment – 3.0%
Belo Corp.
7.750%, 06/01/27	920,000	882,331
Cinemark USA, Inc.
8.750%, 05/01/25 (b)	735,000	751,038
iHeartCommunications, Inc.
8.375%, 05/01/27	550,000	400,628
Nexstar Media, Inc.
5.625%, 07/15/27 (b)	1,484,000	1,372,901
TEGNA, Inc.
4.625%, 03/15/28	300,000	262,875
		3,669,773
TOTAL COMMUNICATION SERVICES		6,220,316

CONSUMER DISCRETIONARY – 21.8%

Auto Components – 2.2%
Adient Global Holdings
7.000%, 04/15/28 (b)	1,100,000	1,131,768
Dana Financing Luxembourg
5.750%, 04/15/25 (b)	575,000	568,560
Dana, Inc.
5.625%, 06/15/28	100,000	94,030
The Goodyear Tire & Rubber Co.
9.500%, 05/31/25	853,000	877,484
		2,671,842
Casinos & Gaming – 3.0%
Boyd Gaming Corp.
4.750%, 12/01/27	675,000	648,000
Caesars Entertainment, Inc.
6.250%, 07/01/25 (b)	1,268,000	1,269,245
MGM Resorts International
6.750%, 05/01/25	395,000	398,472
Scientific Games International, Inc.
8.625%, 07/01/25 (b)	1,343,000	1,376,185
		3,691,902
Consumer Products – 0.8%
American Greetings Corp.
8.750%, 04/15/25 (b)	1,000,000	988,400

Consumer Services – 3.3%
Aramark Services, Inc.
6.375%, 05/01/25 (b)	1,377,000	1,388,374
Prime Security Services
5.25%, 04/15/24 (b)	1,620,000	1,603,962
Graham Holdings Co.
5.750%, 06/01/26 (b)	1,150,000	1,128,206
		4,120,542
Homebuilding – 1.0%
Beazer Homes USA, Inc.
6.750%, 03/15/25	500,000	493,832
Century Communities, Inc.
6.750%, 06/01/27	685,000	684,081
		1,177,913
Household Durables – 0.6%
Newell Brands, Inc.
4.700%, 04/01/26	500,000	481,782
6.375%, 09/15/27	250,000	252,575
		734,357
Leisure – 2.4%
Cedar Fair LP
5.500%, 05/01/25 (b)	452,000	452,138
5.375%, 04/15/27	350,000	334,890
6.500%, 10/01/28	225,000	218,556
Six Flags Entertainment Corp.
4.875%, 07/31/24 (b)	1,015,000	1,000,732
7.000%, 07/01/25 (b)	180,000	182,023
Vail Resorts, Inc.
6.250%, 05/15/25 (b)	740,000	742,412
		2,930,751
Lodging – 2.1%
Arrow Bidco LLC
9.500%, 03/15/24 (b)	782,000	782,899
Hilton Domestic Operating Co, Inc.
5.375%, 05/01/25 (b)	375,000	375,234

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 89.8% (Con’t)

CONSUMER DISCRETIONARY – 21.8% (Con’t)

Lodging – 2.1% (Con’t)
Hilton Worldwide Finance LLC
4.875%, 04/01/27	$125,000	$123,424
Marriott Ownership Resorts, Inc.
4.750%, 01/15/28	137,000	122,600
Travel + Leisure Co.
5.650%, 04/01/24	925,000	922,983
6.625%, 07/31/26 (b)	200,000	200,982
		2,528,122
Restaurants – 2.6%
Brinker International, Inc.
3.875%, 05/15/23	55,000	54,945
5.000%, 10/01/24 (b)	1,007,000	988,965
Dave & Buster’s, Inc.
7.625%, 11/01/25 (b)	1,110,000	1,132,200
New Red Finance, Inc.
(Restaurant Brands International)
5.750%, 04/15/25 (b)	1,000,000	1,004,600
		3,180,710
Retail – 3.8%
Academy Ltd.
6.000%, 11/15/27 (b)	1,100,000	1,074,279
NMG Holding Co., Inc. /
Neiman Marcus Group LLC
7.125%, 04/01/26 (b)	1,380,000	1,296,883
Sally Holdings LLC
5.625%, 12/01/25	910,000	896,755
Signet UK Finance
4.700%, 06/15/24	1,331,000	1,302,809
		4,570,726
TOTAL CONSUMER DISCRETIONARY		26,595,265

CONSUMER STAPLES – 4.7%

Food & Beverage – 0.4%
Darling Ingredients, Inc.
5.250%, 04/15/27 (b)	518,000	505,524

Food & Staples Retailing – 2.1%
Albertsons Cos., Inc.
7.500%, 03/15/26 (b)	700,000	718,871
5.875%, 02/15/28 (b)	533,000	530,282
US Foods, Inc.
6.250%, 04/15/25 (b)	1,230,000	1,242,349
		2,491,502
Household & Personal Products – 2.2%
Coty, Inc.
5.000%, 04/15/26 (b)	950,000	917,456
6.500%, 04/15/26 (b)	585,000	582,673
Spectrum Brands, Inc.
5.750%, 07/15/25	617,000	609,894
5.000%, 10/01/29 (b)	650,000	564,942
		2,674,965
TOTAL CONSUMER STAPLES		5,671,991

ENERGY – 5.4%

Energy and Equipment Services – 0.3%
Weatherford International Ltd.
11.000%, 12/01/24 (b)	291,000	298,875

Energy Midstream – 2.2%
Antero Midstream Partners LP
7.875%, 05/15/26 (b)	1,000,000	1,019,226
Genesis Energy LP
6.500%, 10/01/25	580,000	562,352
New Fortress Energy, Inc.
6.750%, 09/15/25 (b)	1,200,000	1,156,272
		2,737,850
Exploration and Production – 2.9%
Carrizo Oil & Gas, Inc.
8.250%, 07/15/25	600,000	598,130
Chesapeake Energy Corp.
5.500%, 02/01/26 (b)	1,044,000	1,028,397
PDC Energy, Inc.
6.125%, 09/15/24	1,152,000	1,148,544
5.750%, 05/15/26	263,000	256,379
SM Energy Co.
5.625%, 06/01/25	500,000	485,351
		3,516,801
TOTAL ENERGY		6,553,526

FINANCIALS – 5.7%

Consumer Finance – 2.4%
Credit Acceptance Corp.
5.125%, 12/31/24 (b)	725,000	689,826
6.625%, 03/15/26	429,000	400,605

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 89.8% (Con’t)

FINANCIALS – 5.7% (Con’t)

Consumer Finance – 2.4% (Con’t)
OneMain Financial Corp.
8.250%, 10/01/23	$40,000	$40,162
6.125%, 03/15/24	848,000	826,876
PRA Group, Inc.
7.375%, 09/01/25 (b)	1,000,000	996,636
		2,954,105
Investment Banking & Brokerage – 1.0%
Stonex Group, Inc.
8.625, 06/15/25 (b)	1,253,000	1,260,519

Mortgage Real Estate Investment Trust – 1.0%
Starwood Property Trust, Inc.
5.500%, 11/01/23 (b)	1,167,000	1,170,472

Specialty Insurance – 1.3%
Enact Holdings, Inc
6.500%, 08/15/25 (b)	1,250,000	1,220,038
Radian Group, Inc.
4.500%, 10/01/24	372,000	359,417
		1,579,455
TOTAL FINANCIALS		6,964,551

HEALTHCARE – 6.8%

Healthcare Equipment & Supplies – 0.4%
Teleflex, Inc.
4.625%, 11/15/27	550,000	537,812

Healthcare Providers & Services – 4.8%
Acadia Healthcare Co., Inc.
5.500%, 07/01/28 (b)	1,410,000	1,367,207
Adapthealth LLC
6.125%, 08/01/28 (b)	1,197,000	1,100,103
Encompass Health Corp.
5.750%, 09/15/25	1,237,000	1,228,726
Select Medical Corp.
6.250%, 08/15/26 (b)	1,344,000	1,305,031
Tenet Healthcare Corp.
4.875%, 01/01/26	813,000	797,923
		5,798,990
Life Sciences Tools and Services – 1.3%
Avantor Funding, Inc.
4.625%, 07/15/28 (b)	500,000	474,205
IQVIA, Inc.
5.000%, 10/15/26 (b)	1,145,000	1,120,440
		1,594,645
Pharmaceuticals – 0.3%
Elanco Animal Health, Inc.
6.022%, 08/28/23	350,000	347,401
TOTAL HEALTHCARE		8,278,848

INDUSTRIALS – 18.6%

Aerospace & Defense – 2.8%
Maxar Technologies, Inc.
7.750%, 06/15/27 (b)	676,000	707,031
Rolls-Royce PLC
3.625%, 10/14/25 (b)	977,000	930,593
TransDigm, Inc.
8.000%, 12/15/25 (b)	450,000	458,719
6.250%, 03/15/26 (b)	847,000	848,630
6.375%, 06/15/26	158,000	154,612
TransDigm UK Holdings
6.875%, 6/15/26	250,000	246,494
		3,346,079
Automobile Wholesalers – 0.1%
KAR Auction Services, Inc.
5.125%, 06/01/25 (b)	187,000	184,858

Building Products – 2.5%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (b)	1,165,000	1,108,567
Griffon Corp.
5.750%, 03/01/28	1,128,000	1,047,376
JELD-WEN, Inc.
6.250%, 05/15/25 (b)	375,000	374,558
4.625%, 12/15/25 (b)	500,000	464,387
		2,994,888
Commercial Services and Supplies – 2.4%
Matthews International Corp.
5.250%, 12/01/25 (b)	1,165,000	1,113,303
Ritchie Bros Auctioneers
6.750%, 03/15/28 (b)	250,000	257,770
Stericycle, Inc.
5.375%, 07/15/24 (b)	1,503,000	1,493,091
		2,864,164

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 89.8% (Con’t)

INDUSTRIALS – 18.6% (Con’t)

Engineering and Construction – 2.3%
Picasso Finance Sub, Inc.
(Willscot Mobile Mini)
6.125%, 06/15/25 (b)	$1,600,000	$1,591,615
Pike Corp.
5.500%, 09/01/28 (b)	1,332,000	1,166,912
		2,758,527
Environmental Services – 1.7%
Clean Harbors, Inc.
4.875%, 07/15/27 (b)	900,000	868,948
GFL Environmental, Inc.
4.250%, 06/01/25 (b)	750,000	732,544
5.125%, 12/15/26 (b)	470,000	460,012
		2,061,504
Machinery – 2.2%
EnPro Industries, Inc.
5.750%, 10/15/26	1,259,000	1,225,888
Gates Global LLC
6.250%, 1/15/26 (b)	1,525,000	1,500,409
		2,726,297
Professional Services – 0.3%
Camelot Finance SA
4.500%, 11/01/26 (b)	394,000	372,817

Trading Companies & Distribution – 2.8%
Herc Holdings, Inc.
5.500%, 07/15/27 (b)	1,139,000	1,100,644
Univar Solutions USA, Inc.
5.125%, 12/01/27 (b)	1,000,000	1,001,600
WESCO Distribution, Inc.
7.125%, 06/15/25 (b)	594,000	604,347
7.250%, 06/15/28 (b)	650,000	668,057
		3,374,648
Transportation – 1.5%
Uber Technologies, Inc.
7.500%, 05/15/25 (b)	1,100,000	1,115,183
8.000%, 11/01/26 (b)	398,000	408,428
XPO Escrow Sub LLC
7.500%, 11/15/27 (b)	350,000	364,387
		1,887,998
TOTAL INDUSTRIALS		22,571,780

INFORMATION TECHNOLOGY – 3.6%

Software & Services – 3.5%
ACI Worldwide, Inc.
5.750%, 08/15/26 (b)	1,056,000	1,046,691
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (b)	1,200,000	1,043,596
NortonLifeLock, Inc.
5.000%, 04/15/25 (b)	989,000	972,222
6.750%, 09/30/27 (b)	660,000	664,125
PTC, Inc.
3.625%, 02/15/25 (b)	500,000	482,676
		4,209,310
Technology & Hardware – 0.1%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24	15,000	14,998
4.250%, 04/01/28	125,000	116,600
		131,598
TOTAL INFORMATION TECHNOLOGY		4,340,908

MATERIALS – 13.3%

Chemicals – 3.8%
Avient Corp.
5.750%, 05/15/25 (b)	1,625,000	1,609,460
Axalta Coating Systems LLC
4.750%, 06/15/27 (b)	1,300,000	1,236,696
Celanese US Holdings LLC
5.900%, 07/05/24	1,000,000	1,000,829
H.B. Fuller Co.
4.250%, 10/15/28	647,000	574,708
Scotts Miracle-Gro Co.
5.250%, 12/15/26	250,000	239,017
		4,660,710
Construction Materials – 0.9%
Summit Materials LLC
6.500%, 3/15/27 (b)	1,075,000	1,067,167

Metals and Mining – 4.7%
Allegheny Ludlum
6.950%, 12/15/25	750,000	755,587
Arconic Corp.
6.000%, 05/15/25 (b)	1,514,000	1,517,785
Cleveland-Cliffs, Inc.
6.750%, 03/15/26 (b)	836,000	851,884
5.875%, 06/01/27	258,000	255,730

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 89.8% (Con’t)

MATERIALS – 13.3% (Con’t)

Metals and Mining – 4.7% (Con’t)
Compass Minerals International, Inc.
4.875%, 07/15/24 (b)	$1,758,000	$1,671,839
First Quantum Minerals Ltd.
7.500%, 04/01/25 (b)	605,000	605,109
		5,657,934
Packaging and Containers – 3.9%
Berry Global, Inc.
4.500%, 02/15/26 (b)	440,000	423,997
4.875%, 07/15/26 (b)	677,000	660,556
Crown Americas LLC
4.750%, 02/01/26	250,000	243,716
Crown Cork & Seal Co.
7.375%, 12/15/26	500,000	528,795
Graphic Packaging International LLC
4.125%, 8/15/24	450,000	439,954
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26 (b)	1,141,000	1,142,033
Pactiv Evergreen Group
4.000%, 10/15/27 (b)	250,000	224,804
Tenneco Packaging
7.950%, 12/15/25	1,026,000	1,041,611
8.375%, 04/15/27	29,000	28,671
		4,734,137
TOTAL MATERIALS		16,119,948

REAL ESTATE – 2.2%

Real Estate Investment Trusts – 1.8%
Iron Mountain, Inc.
4.875%, 09/15/27 (b)	1,163,000	1,100,785
MPT Operating Partnership LP
5.250%, 08/01/26	1,194,000	1,074,600
		2,175,385
Real Estate Management and Services – 0.4%
Newmark Group, Inc.
6.125%, 11/15/23	550,000	545,736
TOTAL REAL ESTATE		2,721,121

UTILITIES – 2.6%

Utilities – 2.6%
NextEra Energy Operating Partners LP
4.250%, 07/15/24 (b)	731,000	722,498
NRG Energy, Inc.
6.625%, 01/15/27	1,245,000	1,243,855
Vistra Operations Co LLC
5.500%, 09/01/26 (b)	752,000	731,173
5.625%, 02/15/27 (b)	500,000	485,912
TOTAL UTILITIES		3,183,438

TOTAL CORPORATE BONDS
(Cost $110,073,962)		109,221,692

CONVERTIBLE BONDS – 2.1%

FINANCIALS – 0.6%
Commercial Banks and Thrifts – 0.6%
Hope Bancorp, Inc.
2.000%, 05/15/38	713,000	693,392
TOTAL FINANCIALS		693,392

HEALTH CARE – 0.3%

Health Care Equipment and Supplies – 0.3%
Haemonetics Corp.
6.150%, 03/01/26 (c)	510,000	435,276
TOTAL HEALTH CARE		435,276

REAL ESTATE – 0.8%

Real Estate Investment Trusts – 0.8%
DigitalBridge Group, Inc.
5.000%, 04/15/23	934,000	938,674
TOTAL REAL ESTATE		938,674

UTILITIES – 0.4%

Utilities – 0.4%
Nextera Energy Partners
6.762%, 06/15/24 (b)(c)	500,000	466,750
TOTAL UTILITIES		466,750

TOTAL CONVERTIBLE BONDS
(Cost $2,758,149)		2,534,092

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Con’t)

	Shares	Value
SHORT-TERM INVESTMENTS – 6.8%

MONEY MARKET FUNDS – 6.8%
First American Treasury
Obligations Fund, 4.72% (a)	5,361,149	$5,361,150
Invesco Treasury Portfolio, 4.71% (a)	2,897,720	2,897,720
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,258,870)		8,258,870
TOTAL INVESTMENTS
(Cost $121,090,981) – 98.7%		120,014,654
Other Assets in Excess of Liabilities – 1.3%		1,590,363
TOTAL NET ASSETS – 100.0%		$121,605,017

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	The rate shown represents the fund’s 7-day yield as of December 31, 2022.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2022, the market value of these securities total $74,696,871 which represents 67.0% of total net assets.

(c)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost of $121,090,981)	$120,014,654
Receivables:
Fund shares sold	13,470
Dividends and interest	1,876,281
Prepaid expenses	44,031
Total assets	121,948,436

Liabilities:
Payables:
Distributions to shareholders	3,315
Securities purchased	136,613
Fund shares redeemed	103,931
Advisory fee	51,431
Administration and fund accounting fees	5,192
Audit Fees	10,011
Compliance expense	3,076
Custody fees	1,577
Reports to shareholders	5,348
Registration Fees	1,208
Service fees	19,873
Transfer Agent Fees	1,844
Total liabilities	343,419

Net assets	$121,605,017

Net assets consist of:
Paid in capital	$122,910,124
Total accumulated loss	(1,305,107)
Net assets	$121,605,017

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	121,605,017
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	12,601,876
Net asset value, offering price and redemption price per share	$9.65

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENT OF OPERATIONS For the Period Ended March 31, 2023 (Unaudited)

Investment income:
Dividends and Interest	$3,259,878
Total investment income	3,259,878

Expenses:
Investment advisory fees (Note 4)	324,901
Administration and fund accounting fees (Note 4)	57,901
Service fees (Note 6)
Service fees – Institutional Shares	54,150
Federal and state registration fees	21,306
Transfer agent fees and expenses	16,382
Audit fees	10,010
Trustees’ fees and expenses	7,716
Compliance expense	6,188
Legal fees	5,548
Reports to shareholders	4,812
Custody fees	3,192
Other	3,100
Total expenses before reimbursement from advisor	515,206
Expense reimbursement from advisor (Note 4)	(54,929)
Net expenses	460,277
Net investment income	$2,799,601

Realized and unrealized gain (loss):
Net realized loss on transactions from:
Investments	$(145,180)
Net change in unrealized appreciation on investments	3,099,702
Net realized and unrealized gain	2,954,522
Net increase in net assets resulting from operations	$5,754,123

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Fiscal Period Ended
	March 31, 2023	September 30, 2022*
	(Unaudited)	(Unaudited)
Operations:
Net investment income	$2,799,601	$1,791,043
Net realized loss on investments	(145,180)	(84,146)
Net change in unrealized appreciation (depreciation) on investments	3,099,702	(4,176,029)
Net increase (decrease) in net assets resulting from operations	5,754,123	(2,469,132)

Distributions:
Distributable earnings	(2,799,061)	(1,791,037)
Total distributable earnings	(2,799,061)	(1,791,037)

Capital Share Transactions:
Proceeds from shares sold	39,000,445	110,954,241
Proceeds from shares issued to holders in reinvestment of dividends	2,784,489	1,775,153
Cost of shares redeemed	(16,417,590)	(15,186,614)
Net increase in net assets from capital share transactions	25,367,344	97,542,780

Total increase in net assets	28,322,406	93,282,611

Net Assets:
Beginning of period	93,282,611	—
End of period	$121,605,017	$93,282,611

Changes in Shares Outstanding:
Shares sold	4,079,193	11,332,501
Shares issued to holders in reinvestment of dividends	290,123	185,191
Shares redeemed	(1,717,808)	(1,567,324)
Net increase in shares outstanding	2,651,508	9,950,368

*	The Greenspring Income Opportunities Fund commenced operations on December 15, 2021.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Shares

	Six Months ended		December 15, 2021
	March 31, 2023		Through
	(Unaudited)		September 30, 2022*
Net Asset Value – Beginning of Period	$9.37		$10.00

Income from Investment Operations:
Net investment income[1]	0.25		0.28
Net realized and unrealized gain (loss) on investments	0.28		(0.66)
Total from investment operations	0.53		(0.38)

Less Distributions:
Dividends from net investment income	(0.25)		(0.25)
Total distributions	(0.25)		(0.25)
Net Asset Value – End of Period	$9.65		$9.37
Total Return[2]	5.55	%^	(3.82	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$121,605		$93,283
Ratio of operating expenses to average net assets:
Before reimbursements	0.95	%+	1.13	%+
After reimbursements	0.85	%+	0.85	%+
Ratio of net investment income to average net assets:
Before reimbursements	5.07	%+	3.66	%+
After reimbursements	5.17	%+	3.38	%+
Portfolio turnover rate	10	%^	34	%^

*	Commencement of operations for Institutional Shares was December 15, 2021.
+	Annualized
^	Not Annualized
1	The net investment income (loss) per share was calculated using the average shares outstanding method.
2
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Greenspring Income Opportunities Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006.  The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund commenced operations on December 15, 2021.  Corbyn Investment Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund.  The investment objective of the Fund is to provide investors with a high level of current income and the potential for capital appreciation through a total return approach to investing.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return.  The tax return for the Fund for the current fiscal period is open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Discounts and premiums on fixed income securities are amortized using the yield to worst call and yield to best put methods.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly.  Any net capital gain realized by the Fund will be distributed annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Con’t)

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2023 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Con’t)

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$109,221,692	$—	$109,221,692
Convertible Bonds	—	2,534,092	—	2,534,092
Short-Term Investments	8,258,870	—	—	8,258,870
Total Investments in Securities	$8,258,870	$111,755,784	$—	$120,014,654

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2023, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% from the Fund based upon the average daily net assets of the Fund.  For the six months ended March 31, 2023, the Fund incurred $324,901 in advisory fees.  Advisory fees payable on March 31, 2023, for the Fund were $51,431.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed 0.75% of the average daily net assets for the Institutional Shares.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Con’t)

For the six months ended March 31, 2023, the Advisor reduced its fees and absorbed Fund expenses in the amount of $54,929 for the Fund. The waivers and reimbursements will remain in effect through December 15, 2024 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$136,611	09/30/2025
$ 54,929	03/31/2026

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant, transfer agent, and Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended March 31, 2023, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration and fund accounting	$57,901
Custody	$ 3,192
Transfer agency	$16,382

At March 31, 2023, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$5,192
Custody	$1,577
Transfer agency	$1,844

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Greenspring Income Opportunities Fund’s Institutional Share Class. Under the Plan, the Institutional Share Class is authorized to pay an annual shareholder

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Con’t)

servicing fee of up to 0.10% of its average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Institutional Class shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended March 31, 2023, the Fund incurred, under the Agreement, shareholder servicing fees of $54,150.  As of March 31, 2023, the Fund had a payable due for shareholder servicing fees in the amount of $19,873.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
Other	$36,717,312

Sales
Other	$ 9,983,974

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$97,582,543
Gross unrealized appreciation	29,189
Gross unrealized depreciation	(4,205,372)
Net unrealized depreciation	(4,176,183)
Undistributed ordinary income	1,922
Undistributed long-term capital gain	—
Total distributable earnings	1,922
Other accumulated gains/(losses)	(85,908)
Total accumulated earnings/(losses)	$(4,260,169)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Con’t)

As of September 30, 2022, the Fund had short-term tax basis capital losses to offset future capital gains in the amount of $83,993.

The tax character of distributions paid during the fiscal period ended September 30, 2022 was as follows:

Period Ended
September 30, 2022
Ordinary income	$1,791,037

NOTE 8 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of a nationally recognized statistical rating organization (“NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate.

Fixed Income Securities Risk:  The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Below are several specific risks associated with investments in fixed income securities.

Interest Rate Risk:  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment.

Management Risk:  Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Con’t)

Call or Prepayment Risk:  During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid, and the Fund may have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk:  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

New Fund Risk:  The Fund is a recently organized registered investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

NOTE 9 – GUARANTEES AND INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, National Financial Services LLC held 49% of the outstanding Institutional Shares of the Fund and Charles Schwab & Co., Inc. held 33% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also owned beneficially.

NOTE 11 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Greenspring Income Opportunities Fund, a series of Manager Directed Portfolios Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Greenspring Income Opportunities Fund as of and for the fiscal year ended 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended 2022, and during the subsequent interim period through February 18, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Con’t)

not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Greenspring Income Opportunities Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements.

On February 18, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fund’s September 30, 2023 fiscal year.

During the fiscal year ended September 30, 2022, and during the subsequent interim period through February 18, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Greenspring Income Opportunities Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Greenspring Income Opportunities Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Greenspring Income Opportunities Fund

NOTICE TO SHAREHOLDERS March 31, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-366-3863 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-800-366-3863.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-366-3863.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-366-3863 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Greenspring Income Opportunities Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment advisor to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment advisor conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 18, 2022, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period December 15, 2021 through June 30, 2022 (the “Report”). The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Greenspring Income Opportunities Fund

PRIVACY POLICY (Unaudited)

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect
We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose
We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-800-366-3863.

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Investment Advisor
Corbyn Investment Management, Inc.
2330 West Joppa Road, Suite 108
Lutherville, Maryland 21093

Independent Registered Public Accounting Firm
Cohen & Company
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was a change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date            05/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date            05/31/2023

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank,
Treasurer/Principal Financial Officer

Date            05/31/2023

* Print the name and title of each signing officer under his or her signature.